Share Capital	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE CAPITAL
NOTE 11:-	SHARE CAPITAL

a.	Ordinary shares:

The share capital as of December 31, 2021 and 2020 is composed of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) par value as follows:

	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2021		December 31, 2020

Ordinary shares	1,200,000,000	90,205,191	1,200,000,000	26,986,203

On December 28, 2020, as part of the annual general meeting of the shareholders’, the authorized ordinary shares were increased by an additional 1,000,000,000 ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020) par value.

b.	Issuance of ordinary shares:

1.	During 2019 the Company issued 576,270 ordinary shares in connection with conversion of convertible loans.

2.	During 2019, the Company issued 325,000 ordinary shares to few of the Company’s service providers. The Company recorded an expense of $25,644 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.

3.	During 2020 the Company issued 386,735 ordinary shares in connection with conversion of convertible loans, refer to Note 8.a. for additional information.

4.	During 2020 the Company issued 206,250 ordinary shares to few of the Company’s service providers. The Company recorded an expense of $34,045 during the year ended December 31, 2020 in connection with the issuance of those restricted ordinary shares.

5.	During 2020 the Company issued 2,000,000 ordinary shares in connection with the Jet CU purchase, refer to Note 3 for additional information.

6.	During 2021 the Company issued 498,578 ordinary shares in connection with conversion of convertible loans, refer to Note 8.a. for additional information.

7.

In the annual shareholders’ meeting held in September 19, 2021, the shareholders approved (i) a capital raise at a per share purchase price of $0.07 for the Company’s Ordinary Shares, NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) par value and (ii) an adjustment to the conversion price of the Company’s outstanding convertible loans (collectively, the “CLA”) from $0.17 to $0.07 per Ordinary Share, subject to the holders’ agreement to cancel the outstanding related warrants that were issued in connection with the CLA.

As a result, on September 23, 2021, the Company entered into agreements with the holders of approximately $3,521,748 in principal amount and accrued interest of CLAs for the conversion of the Company’s indebtedness into an aggregate of 57,291,838 Ordinary Shares. Furthermore therewith, all the warrants that were issued previously in connection with those CLAs were cancelled and no longer have any force or effect.

Most of those converted CLA’s were not repaid on time and therefore were in default as of September 23, 2021. Due to such default, the Company presented those CLA’s in their fair value just before the conversion occurred which aggregated to $12,992,708. Such amount was allocated to the Consolidated Statement of Changes in Stockholders’ Equity (Deficit) as of that date.

8.	In September 2021, the Company issued an additional 5,428,572 Ordinary Shares to the Jet CU former shareholders, refer to Note 3 for additional information.

c.	Rights of ordinary shares:

Ordinary shares confer upon their holders the rights to elect all of the directors of the Company, to participate and vote in the general meetings of the Company, to receive dividends, if and when declared, subject to the payment in full of all preferential dividends to which the holders of the Preferred Shares (if any) are entitled under the Company’s articles of association and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, subject to the liquidation preference of the Preferred Shares (if any). Each ordinary share entitles its holder to one vote on all matters submitted to a vote of the Company’s shareholders.

d.	Stock option plan:

Under the Company’s 2010 option plan, options may be granted to officers, directors, employees, consultants and service providers of the Company.

The vesting period of the options is subject for Board approval and can vary from grant to grant. Options vest over a period of zero to three years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from grant.

On January 7, 2020, the Company’s Board of Directors increased the options pool by additional 15,607,995 options, reached to 18,783,274 options following such increase. On the same date the Company also granted 13,739,570 options to employees and service providers with three (3) years vesting and an exercise price of $0.068 per share. The fair value of those options on their grant date aggregated to $1,097,955.

On June 22, 2020, the Company granted 939,164 options to its new active chairman with three (3) years vesting and an exercise price of $0.068 per share. The fair value of those options on their grant date aggregated to $107,683.

On June 1, 2021, the Company granted 2,003,436 options to its new Chief Executive Officer with three (3) years vesting and an exercise price of $0.17 per share. The fair value of those options on their grant date aggregated to $403,725. Such exercise price was modified to $0.07 on April 28, 2022.

On July 19, 2021, the Company’s Board of Directors increased the options pool by additional 5,000,000 options, reached to 23,783,274 options following such increase,

The total number of ordinary shares available for future grants as of December 31, 2021 was 5,460,052.

A summary of the Company’s stock option activities and related information for the year ended December 31, 2021, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2021	16,319,786	$0.12
Granted	2,003,436	0.17

Outstanding as of December 31, 2021	18,323,222	$0.12	4.97	$342,452

Exercisable as of December 31, 2021	11,332,153	$0.08	4.68	$233,086

A summary of the Company’s stock option activities and related information for the year ended December 31, 2020, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2020	1,814,381	$0.58
Granted	14,678,734	0.07
Options forfeited	(173,329)	$0.74

Outstanding as of December 31, 2020	16,319,786	$0.12	5.79	$2,581,719

Exercisable as of December 31, 2020	5,913,492	$0.14	5.40	$844,712

The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2021 have been classified into exercise prices as follows:

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	—	230,425	—
$0.03		19,288	2.8	19,288	2.8
0.07		14,678,734	5.0	9.507,559	5.0
0.17		2,003,436	6.4	—	—
0.27		809,000	4.0	792,542	4.0
0.34		8,020	1.9	8,020	1.9
0.92		540,501	2.4	540,501	2.4
4.72		1,068	0.2	1,068	0.2
5.05		2,769	0.2	2,769	0.2
$5.73		29,981	1.8	29,981	1.8
		18,323,222		11,332,153

(*)	Represents an amount lower than $0.01.

As of December 31, 2021, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $770,396 and is expected to be recognized over a weighted average period of 0.92 years.

The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2020 have been classified into exercise prices as follows:

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	—	230,425	—
$0.03		19,288	3.8	19,288	3.8
0.07		14,678,734	6.0	4,579,857	6.0
0.27		809,000	5.0	506,917	4.9
0.34		8,020	2.9	8,020	2.9
0.92		540,501	3.4	535,168	3.4
4.72		1,068	1.2	1,068	1.2
5.05		2,769	1.2	2,769	1.2
$5.73		29,981	2.8	29,981	2.8
		16,319,786		5,913,492

(*)	Represents an amount lower than $0.01.

As of December 31, 2020, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $825,044 and is expected to be recognized over a weighted average period of 1.01 years.

e.	Stock based compensation were recorded as follows:

	Year Ended December 31,
	2021	2020	2019

Research and Development	$147,696	$167,328	$16,295
Sales and Marketing	47,031	48,671	7,209
General and Administrative	263,646	248,774	86,109

	$458,373	$464,773	$109,613

f.	The Company’s outstanding warrants classified as equity

The Company’s outstanding warrants classified as equity as of December 31, 2021 and 2020 are as follows:

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	Refer to Note 8.b.
200,001	2018		$0.50		2023	(**)

546,594

(*)	Represents an amount lower than $0.01.

(**)	Issued in connection with the 2018, 2013 and 2009 arrangements.

All warrants are exercisable to ordinary shares. The exercise price of the warrants and the number of ordinary shares issuable thereunder is subject to standard anti-dilution features, including dividends, stock splits, combinations and reclassifications of the Company’s capital stock. In accordance with ASC 815, “Derivatives and Hedging”, the warrants were classified as equity instruments.